DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Forward Contracts by Major Currency) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
US Dollar [Member]
Derivative [Line Items]
Foreign currency derivatives cash flow hedges, Sell	$ 205	$ 255	[1]	$ 235
Foreign Currency Fair Value Hedge Derivative at Fair Value	(13)
Euro [Member]
Derivative [Line Items]
Foreign currency derivatives cash flow hedges, Sell	87	55	[1]	129
Foreign Currency Fair Value Hedge Derivative at Fair Value	2
Japanese Yen [Member]
Derivative [Line Items]
Foreign currency derivatives cash flow hedges, Sell	38	32	[1]	50
Foreign Currency Fair Value Hedge Derivative at Fair Value	$ 4

[1]	Forward exchange contracts range in maturity from 2013 to 2014.